Long-Term Debt - Term Loan (Detail) (USD $)				3 Months Ended	12 Months Ended							3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Secured Debt [Member]	Dec. 31, 2013 Secured Debt [Member]	Dec. 31, 2012 Secured Debt [Member]	Jan. 22, 2014 Secured Debt [Member]	Mar. 31, 2014 Revolving Credit Facility [Member]	Dec. 31, 2013 Revolving Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member]	Mar. 31, 2014 Unsecured Debt [Member]	Mar. 31, 2014 Term Loan [Member]	Dec. 31, 2013 Term Loan [Member]	Dec. 31, 2012 Term Loan [Member]	Dec. 14, 2012 Term Loan [Member]	Mar. 31, 2014 Term Note Due December 2017 [Member]	Dec. 31, 2013 Term Note Due December 2017 [Member]	Dec. 14, 2012 Term Note Due December 2017 [Member]
Debt Instrument [Line Items]
Term loan															$ 50,000,000
Principal payments												2,500,000	2,500,000	6,000,000
Base rate plus				2.00%	2.00%	2.25%
LIBOR plus				3.00%	3.00%	3.25%								3.21%
Revolving loan outstanding						50,000,000	40,000,000	0	0	0	37,500,000
Long-term Debt	$ 631,375,000	$ 653,781,000	$ 479,205,000										$ 0	$ 50,000,000		$ 37,500,000	$ 0	$ 50,000,000